FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risks (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk management
Undiscounted cash flows	$ 38,329	$ 29,351
Current maturities long-term loans
Risk management
Undiscounted cash flows	6,334	2,161
Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	989	932
Trade payables
Risk management
Undiscounted cash flows	8,522	7,151
Payables to related parties
Risk management
Undiscounted cash flows	2,149	327
Other Accounts Payable
Risk management
Undiscounted cash flows	4,483	3,671
Long term loans from banks
Risk management
Undiscounted cash flows	6,943	6,314
Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,984	3,465
Loan from Shareholder
Risk management
Undiscounted cash flows	4,533	4,212
Warrant Liabilities
Risk management
Undiscounted cash flows	1,392	1,118
Not later than one month [member]
Risk management
Undiscounted cash flows	580	261
Not later than one month [member] | Current maturities long-term loans
Risk management
Undiscounted cash flows	448	147
Not later than one month [member] | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	132	114
Year one
Risk management
Undiscounted cash flows	23,289	15,099
Year one | Current maturities long-term loans
Risk management
Undiscounted cash flows	5,886	2,014
Year one | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	857	818
Year one | Trade payables
Risk management
Undiscounted cash flows	8,522	7,151
Year one | Payables to related parties
Risk management
Undiscounted cash flows	2,149	327
Year one | Other Accounts Payable
Risk management
Undiscounted cash flows	4,483	3,671
Year one | Warrant Liabilities
Risk management
Undiscounted cash flows	1,392	1,118
1-5 years
Risk management
Undiscounted cash flows	14,460	13,991
1-5 years | Long term loans from banks
Risk management
Undiscounted cash flows	6,943	6,314
1-5 years | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,984	3,465
1-5 years | Loan from Shareholder
Risk management
Undiscounted cash flows	$ 4,533	$ 4,212